Shareholder Fees - VIPFreedomFunds-InitialServiceService2ComboPRO	Sep. 22, 2023 USD ($)
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2050 Portfolio
Shareholder Fees:
(fees paid directly from your investment)